Other financial liabilities (Details) - AUD ($) $ in Millions		Sep. 30, 2019	Sep. 30, 2018
Other financial liabilities
Repurchase agreements		$ 10,604	$ 9,522
Interbank placements		9,884	8,848
Accrued interest payable		2,627	2,968
Securities purchased not yet delivered		1,398	1,343
Trade creditors and other accrued expenses		1,154	1,410
Settlement and clearing balances		1,222	1,347
Securities sold short		766	780
Other		1,560	1,887
Total other financial liabilities	[1]	29,215	28,105
Parent Entity
Other financial liabilities
Repurchase agreements		10,604	9,522
Interbank placements		9,834	8,829
Accrued interest payable		2,312	2,633
Securities purchased not yet delivered		1,395	1,343
Trade creditors and other accrued expenses		927	1,125
Settlement and clearing balances		1,197	1,333
Securities sold short		766	780
Other		1,481	1,701
Total other financial liabilities	[1]	$ 28,516	$ 27,266

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.